Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
12.
RELATED PARTY TRANSACTIONS

Yun Chen became the Company’s controlling shareholder in June 2016 and Yun Chen is a subsidiary of Ping An. Therefore Ping An Group became the Company’s related party since then.

During the years ended December 31, 2021, 2022 and 2023, related party transactions were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Services provided to Ping An Group (a)	417,051	226,539	134,378	18,927
Services provided to other related parties	—	—	—	—
Net revenues from related parties	417,051	226,539	134,378	18,927

Services provided by and assets purchased from Ping An Group (b)	176,880	191,751	191,413	26,960
Services provided by and assets purchased from other related parties	714	2,378	94	13
Services provided by related parties	177,594	194,129	191,507	26,973

Interest income from Ping An Group	136,613	143,848	202,304	28,494

As of December 31, 2022 and 2023, balances with related parties were as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current
Ping An Group (c)	49,644	16,439	2,315

Amounts due from related parties, non-current
Ping An Group (c)	9,419	16,048	2,260

Amounts included in “Cash and cash equivalents” (d)	1,093,434	1,665,092	234,523
Amounts included in “Short-term investments” (d)	4,088,598	3,933,713	554,052
Amounts included in “Restricted cash” (d)	5,000	130,770	18,419

Amounts due to related parties
Ping An Group (e)	26,042	24,558	3,459
Other related parties	1,054	14	2
	27,096	24,572	3,461

(a)
The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
(b)
The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
(c)
Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
(d)
The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
(e)
The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.